Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 43	$ 27
Receivables, net	245	10
Receivables - related parties	187	41
Inventories	51	15
Other current assets	50	7
Total current assets	576	100
Equity method investments	2,458	0
Property, plant and equipment, net	9,997	1,324
Intangibles, net	466	0
Goodwill	2,570	116
Long-term receivables - related parties	25	0
Other noncurrent assets	12	4
Total assets	16,104	1,544
Current liabilities:
Accounts payable	91	17
Accrued liabilities	187	14
Payables - related parties	54	20
Deferred revenue - related parties	32	31
Accrued property, plant and equipment	168	17
Accrued taxes	27	6
Accrued interest payable	54	1
Other current liabilities	12	2
Total current liabilities	625	108
Long-term deferred revenue	4	0
Long-term deferred revenue - related parties	9	4
Long-term debt	5,255	644
Deferred income taxes	378	2
Deferred credits and other liabilities	166	2
Total liabilities	$ 6,437	$ 760
Commitments and contingencies (see Note 22)
Equity
Total MPLX LP partners' capital	$ 9,654	$ 778
Noncontrolling interest	13	6
Total equity	9,667	784
Total liabilities and equity	16,104	1,544
MPC [Member]
Current assets:
Receivables - related parties	175	41
Long-term receivables - related parties	25	0
Current liabilities:
Payables - related parties	33	20
Limited Partners Common Units [Member] | MPC [Member]
Equity
Total MPLX LP partners' capital	465	261
Limited Partners Class B Units [Member]
Equity
Total MPLX LP partners' capital	266	0
Limited Partners Subordinated Units [Member] | MPC [Member]
Equity
Total MPLX LP partners' capital	0	217
General Partner [Member] | MPC [Member]
Equity
Total MPLX LP partners' capital	819	(660)
Public [Member] | Limited Partners Common Units [Member]
Equity
Total MPLX LP partners' capital	7,691	639
Predecessor [Member] | MPC [Member]
Equity
Total MPLX LP partners' capital	$ 413	$ 321